Inventory (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Inventory Disclosure [Abstract]
Raw materials		$ 0	$ 9,705
Work in progress	$ 245,750	208,417	151,039
Finished goods	468,162	615,108	567,563
Consumables	533,308	566,894	225,110
Total	$ 1,247,220	$ 1,390,419	$ 953,417